Document and Entity Information	Oct. 17, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 17, 2025
Entity Registrant Name	AMARIN CORP PLC\UK
Entity Incorporation State Country Code	X0
Entity File Number	0-21392
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	8th Floor, One Central Plaza, Dame Street
Entity Address, Address Line Two	Dublin 2, Co.
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D02 K7K5
Entity Address, Country	IE
Country Region	353
City Area Code	1
Local Phone Number	6699 020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	American Depositary Shares (ADS(s)), each ADS representing the right to receive twenty (20) Ordinary Shares of Amarin Corporation plc
Trading Symbol	AMRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000897448
Amendment Flag	false